Advertising Costs	11 Months Ended
Dec. 29, 2013
Advertising Costs [Abstract]
Advertising Costs
Advertising Costs
Advertising expenses (including production and communication costs) for the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and fiscal years 2013, 2012 and 2011 were $282.3 million, $41.7 million, $465.0 million, $440.5 million and $368.6 million, respectively. For the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and fiscal years 2013, 2012 and 2011, $86.8 million, $19.4 million, $151.1 million, $151.5 million and $119.0 million, respectively, were recorded as a reduction of revenue and $195.5 million, $22.3 million, $313.8 million, $289.1 million and $249.6 million, respectively, were recorded as a component of SG&A.